SHARE OPTION PLANS	12 Months Ended
Sep. 30, 2016
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
16.	SHARE OPTION PLANS

On November 8, 2005, the Company adopted the 2005 Performance Equity Plan (the “2005 Plan”) which allows the Company to offer a variety of incentive awards to employees to acquire up to 1,500,000 ordinary shares under the 2005 Plan. On April 22, 2010, the Company adopted the 2009 Performance Equity Plan (the “2009 Plan”) and is authorized to issue equity based awards for up to 1,500,000 ordinary shares to the Company’s employees and senior managements. On December 22, 2014 the Company adopted the 2014 Performance Equity Plan, under which we are able to issue equity awards with the right to acquire up to 5,000,000 ordinary shares to our directors, officers, employees, individual consultants and advisors. The main purpose of the plan is to provide an existing structure and renewable benefit plan for senior management and directors and others providing services to the company. In addition to current equity awards to the directors and officers, we plan to expand our equity awards to a broader range of employees in order to align our employee incentives towards the stock performance. The main purpose of the two plans is to provide an existing structure and renewable benefit plan for senior management and directors, employees and consultants.

Under the terms of the 2005 Plan on January 4, 2010 the Company granted its employees options to purchase 125,000 ordinary shares at the price of US$12.23 (“Tranche 5”).Under the terms of the 2009 Plan, on January 3, 2011, the Company granted its employees options to purchase 120,000 ordinary shares at the price of US$10.84 (“Tranche 6”); and on January 3, 2012, the Company granted its employees options to purchase 365,000 ordinary shares at the price of US$2.55 (“Tranche 7”), and on January 2, 2013, the Company granted its employees options to purchase 360,000 ordinary shares at the price of US$1.44 (“Tranche 8”) Subject to the modifications discussed below, and on January 2, 2014, the Company granted its employees options to purchase 350,000 ordinary shares at the price of US$1.27 (“Tranche 9”).

Under the terms of the 2014 Plan, on January 2, 2015 the Company granted its employees options to purchase 195,000 ordinary shares at the price of US$1.48 (“Tranche 10”), on January 4, 2016 the Company granted its employees options to purchase 185,000 ordinary shares at the price of US$1.38 (“Tranche 11”), on April 19, 2016 the Company granted its employees options to purchase 600,000 ordinary shares at the price of US$2.05 (“Tranche 12”), on May 16, 2016 the Company granted its employees options to purchase 200,000 ordinary shares at the price of US$1.65 (“Tranche 13”),on August 3, 2016 the Company granted its employees options to purchase 200,000 ordinary shares at the price of US$2.0 (“Tranche 14”),

All the options have an expiration date that is 5 to 10 years from the date of grant and vest immediately or over a period of 1 to 5 years. 1,175,000 and 1,060,000 options under the 2009 Plan, and 195,000 and 1,380,000 options under the 2014 Plan were outstanding as of September 30, 2015 and 2016, respectively.

After the adjusted awards, all the option awards have an exercise price of USD 1.27 to USD 12.23 and expire 5 to 10 years from the date of grant and vest immediately or over a period of 1 to 5 years.

On December 22, 2014 and January 2, 2016, the compensation committee of the Board of Directors approved the substitution of restricted stock for outstanding grants under Tranche 5& 6 that no longer offer the kind of incentive opportunity originally sought for valued employees given the fall in the market price of the ordinary shares during recent years. The revised terms of the stock options were accounted for as a modification in accordance with ASC 718-20.For the purpose of determining the amount of any incremental share-based compensation cost that may have resulted from the modification of the exercise prices, the Company compared the fair value of modified awards and that of the original awards, determined that RMB616 and RMB542 (US$83) of the modifications required the recognition of additional share-based payment expense, respectively.

For the options outstanding at September 30, 2015 and 2016, the weighted average remaining contractual lives are 2.4 and 5.1 years, respectively.

The Company recorded share-based compensation expense of RMB1,324, RMB1,612 and RMB8,796 for the years ended September 30, 2014, 2015 and 2016 respectively. As of September 30, 2015 and 2016, there were RMB238 and RMB2,676 of total unrecognized compensation expense related to non-vested share-based compensation arrangement under the 2014 Plan. The unrecognized compensation expense is expected to be recognized over a weighted-average period of 0.52 year.
A summary of the share option activity under the 2005, 2009 and 2014 Plans is as follows:

	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche 10	Tranche 11	Tranche 12	Tranche 13	Tranche 14
	5	6	7	8	9

	January 3	January 3	January 3,	January 2,	January 2,	January 2,	January 4,	April 19,	May 16,	August 3,
Grant date	2010	, 2011	2012	2013	2014	2015	2016	2016	2016	2016

Options outstanding as of October 1, 2014	120,000	115,000	365,000	360,000	350,000	-	-	-	-	-
Number of options granted	-	-	-	-	-	195,000	-	-	-	-
Options cancelled/expired	(120,000)	-	(5,000)	(5,000)	(5,000)	-	-	-	-	-

Options outstanding as of September 30, 2015	-	115,000	360,000	355,000	345,000	195,000	-	-	-	-
Number of options granted	-	-	-	-			185,000	600,000	200,000	200,000
Options cancelled/expired	-	(115,000)	-	-	-	-	-	-	-	-
Outstanding as of September 30, 2016	-	-	360,000	355,000	345,000	195,000	185,000	600,000	200,000	200,000

Options vested and exercisable
At September 30, 2015	-	115,000	360,000	355,000	345,000	195,000	-	-	-	-

At September 30, 2016	-	-	360,000	355,000	345,000	195,000	185,000	600,000	200,000	200,000

Weighted average fair value at the grant date (USD)	7.20	6.08	1.45	0.76	0.65	0.75	0.90	1.54	1.24	1.44

The fair value of each option granted is estimated on the date of grant using the Black-Scholes Option Pricing Model:

	Tranche 5	Tranche 6	Tranche 7	Tranche 8	Tranche 9	Tranche 10	Tranche 11	Tranche 12	Tranche 13	Tranche 14

Exercise price (US$)	12.23	10.84	2.55	1.44	1.27	1.48	1.38	2.05	1.65	2.00
Average risk-free interest rate	1.66%	1.03%	0.40%	0.37%	0.76%	1.07%	1.73%	1.79%	1.75%	1.55%
Expected option life (year)	3	3	3	3	3	3	5	10	10	10
Volatility rate	92.81%	88.03%	90.30%	81.98%	79.20%	79.67%	80.72%	69.27%	69.92%	65.37%
Dividend yield	-	-	-	-	-	-	-	-	-	-

The aggregate intrinsic value as of September 30, 2015 and 2016 is USD nil and USD1,476, respectively.